Exhibit 99.17

Loan Level Tape Compare Upload
Loans in Report	3

Loan Number	Pret Loan ID	Borrower Last Name	Field Name	Tape Data	Reviewer Data
XXXXXX	6436107	XXXXXX	Months PITI Reserves	6.0000	8.56
XXXXXX	6436147	XXXXXX	Appraised Value	XXXXXX	XXXXXX
XXXXXX	6436147	XXXXXX	Months PITI Reserves	24.0000	16.28
XXXXXX	6494762	XXXXXX	Representative Score	737	780

The findings in this report are preliminary and subject to revision by Clayton. This report is confidential and for Client’s internal use only. This report is not for purposes of 17g5 filings and is not redacted. For Securitization reporting please submit a request to CL_SecondaryMarketAcquisitions@clayton.com